RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)									3 Months Ended			12 Months Ended
	Sep. 01, 2025	Jan. 21, 2025	Jan. 17, 2025	Jan. 10, 2025	Jan. 01, 2025	Dec. 19, 2024	Dec. 01, 2024	Oct. 08, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Share price									$ 10.00			$ 10.00
Shares issued price per share									$ 10.00			$ 10.00
Fair value of granted shares										$ 6,900,000		$ 6,900,000
Accounts payable and accrued expenses									$ 78,084		$ 33,366	226,953	$ 33,366
Consulting and advisory services									3,085,000			2,450,000	450,000
Services shares											25,000
Related Party [Member]
Related Party Transaction [Line Items]
Promissory note - related party											76,790		76,790
Administrative Service Agreement [Member]
Related Party Transaction [Line Items]
Sponsor fees			$ 15,000
Secretarial and administrative services amount	$ 25,000
Administrative service fees									75,000	37,258		327,097
Consulting and advisory services									9,355			42,068
Services shares									121,734			212,258
Promissory Note [Member]
Related Party Transaction [Line Items]
Borrowed amount											$ 76,790	76,790	$ 76,790
Repayment of debt		$ 109,994
Independent Directors [Member]
Related Party Transaction [Line Items]
Number of shares issued						130,000
Shares issued price per share						$ 0.004
Management [Member]
Related Party Transaction [Line Items]
Number of shares issued						1,130,000
Shares issued price per share						$ 0.99
Fair value of granted shares						$ 1,118,700
Chief Financial Officer [Member] | Administrative Service Agreement [Member]
Related Party Transaction [Line Items]
Sponsor fees			$ 10,000						11,000			11,000
Annual bonus									25,000			25,000
Chief Financial Officer [Member] | Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Incurred expense									21,761			114,839
Accounts payable and accrued expenses										$ 24,839
Vice President [Member] | Administrative Service Agreement [Member]
Related Party Transaction [Line Items]
Sponsor fees									16,500			16,500
Annual bonus									165,000			165,000
Maximum [Member]
Related Party Transaction [Line Items]
Working capital loans									2,500,000			2,500,000
IPO [Member]
Related Party Transaction [Line Items]
Share price		$ 0.083
Consulting and advisory services									600,000			600,000
IPO [Member] | Maximum [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt aggregate principal amount									$ 250,000			$ 250,000
Founder [Member]
Related Party Transaction [Line Items]
Capital contribution								$ 25,000
Share price								$ 0.004
Number of shares issued				6,708,333				5,750,000
Fair value of granted shares								$ 25,000
Founder [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Subject to forfeiture, shares				875,000
Founder [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Number of shares issued		5,203,333		958,333
Subject to forfeiture, shares		375,000
Shares issued		500,000
Founder [Member] | Over-Allotment Option [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Subject to forfeiture, shares				125,000
Nicholas Geeza [Member]
Related Party Transaction [Line Items]
Number of shares issued					750,000		250,000
Shares issued price per share					$ 0.004		$ 0.004
Due to sponsor					$ 3,000	$ 520	$ 1,000